PROPERTY AND EQUIPMENT - Schedule of Useful Life of the Assets (Details) - Bottom of range [member]	12 Months Ended
Dec. 31, 2025
Telecomm-unications equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Buildings and constructions
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years